Asset Retirement Obligations - Changes In Asset Retirement Obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in other provisions [Abstract]
Accretion	$ 8,978	$ 13,713
Government grants	(2,128)	0
Less current portion of asset retirement obligations	11,820	11,579
Non-current portion of asset retirement obligations	748,563	656,395
Asset retirement obligation
Reconciliation of changes in other provisions [Abstract]
Balance, beginning of the year	667,974	646,898
Liabilities incurred	15,189	21,748
Liabilities settled	(7,168)	(15,417)
Liabilities acquired from property acquisitions	0	1,648
Liabilities divested	(721)	(1,331)
Property swaps	(525)	792
Accretion	8,978	13,713
Government grants	(2,128)	0
Change in estimate	(12,771)	19,632
Changes in discount rates and inflation rates	92,576	(17,486)
Foreign currency translation	(1,021)	(2,223)
Balance, end of the year	$ 760,383	$ 667,974